Financial risk - Maximum exposure amount (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets
Cash and due from banks	$ 1,253,052	$ 863,812	$ 1,178,170
Assets:	8,038,111	6,288,898	7,249,666
Liabilities
Borrowings and debt	(3,321,911)	(1,985,070)	(3,138,310)	$ (3,518,446)
Total liabilities	(7,046,321)	(5,250,978)	$ (6,233,499)
Foreign exchange risk
Assets
Cash and due from banks	1,594	1,810
Loans	222,747	182,395
Assets:	224,341	184,205
Liabilities
Borrowings and debt	(224,384)	(183,863)
Total liabilities	(224,384)	(183,863)
Net currency position	$ (43)	$ 342
Brazilian Real | Foreign exchange risk
Exposure to currency risk
Exchance rate	5.57	5.19
Assets
Cash and due from banks	$ 0	$ 81
Loans	0	0
Assets:	0	81
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 0	$ 81
European Euro | Foreign exchange risk
Exposure to currency risk
Exchance rate	1.14	1.22
Assets
Cash and due from banks	$ 7	$ 13
Loans	0	0
Assets:	7	13
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 7	$ 13
Japanese Yen | Foreign exchange risk
Exposure to currency risk
Exchance rate	115.15	103.23
Assets
Cash and due from banks	$ 1	$ 1
Loans	0	0
Assets:	1	1
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 1	$ 1
Colombian Peso | Foreign exchange risk
Exposure to currency risk
Exchance rate	4,072.94	3,430.19
Assets
Cash and due from banks	$ 21	$ 20
Loans	0	0
Assets:	21	20
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 21	$ 20
Mexican Peso | Foreign exchange risk
Exposure to currency risk
Exchance rate	20.46	19.92
Assets
Cash and due from banks	$ 1,531	$ 1,615
Loans	222,747	182,395
Assets:	224,278	184,010
Liabilities
Borrowings and debt	(224,384)	(183,863)
Total liabilities	(224,384)	(183,863)
Net currency position	(106)	147
Other Currencies | Foreign exchange risk
Assets
Cash and due from banks	34	80
Loans	0	0
Assets:	34	80
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Net currency position	$ 34	$ 80